N-2	Nov. 13, 2026
Cover [Abstract]
Entity Central Index Key	0001959172
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Redwood Private Real Estate Debt Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Effective immediately, each instance of the Fund’s 80% investment policy is replaced with the following:

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, (plus the amount of any borrowings for investment purposes), in private commercial real estate-related debt investments (“Private Real Estate Debt Investments”) (the “80% Policy”). For purposes of the 80% Policy, Private Real Estate Debt Investments may include, but are not limited to: (i) real estate mortgages, (ii) participation notes of real estate mortgages, (iii) mezzanine debt, (iv) lines of credit for commercial real estate-related investments and real estate-related investment entities, such as REITs, and (v) senior mortgage loans, second lien mortgages, also known as junior or sub-ordinated debt, mezzanine loans, and participation interests in such mortgages or debt.